Jun. 30, 2021
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Capital Appreciation Fund
Yorktown Capital Appreciation Fund

The third footnote of the Average Annual Total Returns table in “Section 1 | FUND SUMMARIES – Yorktown Capital Appreciation Fund” in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the MSCI World Index as its primary benchmark. The Adviser believes the S&P 500® Total Return Index (“S&P 500® Index”) is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P 500® Index will replace the MSCI World Index as the Fund’s primary benchmark in future comparisons. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 11.2 trillion indexed or benchmarked to the S&P 500® Index, with indexed assets comprising approximately USD 4.6 trillion of this total. The S&P 500® Index includes 500 leading companies and covers approximately 80% of available market capitalization.”

Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Multi-Sector Bond Fund
Yorktown Multi-Sector Bond Fund

The third footnote of the Average Annual Total Returns table in “Section 1 | FUND SUMMARIES – Yorktown Multi-Sector Bond Fund (Class A, Class L, and Institutional Class Shares)” in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the Dow Jones Conservative Portfolio Index as its primary benchmark. The Adviser believes the Bloomberg Barclays U.S. Aggregate Bond Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Bloomberg Barclays U.S. Aggregate Bond Index will replace the Dow Jones Conservative Portfolio Index as the Fund’s primary benchmark in future comparisons.”

Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund Institutional Class
Yorktown Treasury Advanced Total Return Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Growth Fund
Yorktown Growth Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Short Term Bond Fund Class L Shares
Yorktown Short Term Bond Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Master Allocation Fund
Yorktown Master Allocation Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Small Cap Fund
Yorktown Small Cap Fund
Yorktown Class C [Member] | Yorktown Multi-Sector Bond Fund
Yorktown Multi-Sector Bond Fund

The third footnote of the Average Annual Total Returns table in section “Section 1 | FUND SUMMARY – Yorktown Multi-Sector Bond Fund (Class C Shares) in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the Dow Jones Conservative Portfolio Index as its primary benchmark. The Adviser believes the Bloomberg Barclays U.S. Aggregate Bond Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Bloomberg Barclays U.S. Aggregate Bond Index will replace the Dow Jones Conservative Portfolio Index as the Fund’s primary benchmark in future comparisons.”